DISCONTINUED OPERATIONS (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Jan. 31, 2024	Jan. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from termination of sales-type lease and disposal of licenses		$ 400,000	$ 0
Gain on termination of sales-type lease and disposal of licenses		503,544	0
Gain on the sale of assets		(11,655)	0
Sales-type lease and disposal of licenses [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deposit liability		100,000
Carrying value of licenses transferred		32,250
Proceeds from termination of sales-type lease and disposal of licenses		400,000
Lease-to-own payments		100,000
Gain on termination of sales-type lease and disposal of licenses		467,750
Carrying value of licenses sold		39,206
Deposit liability derecognized		75,000
Gain on disposal of licenses		35,794
Oregon reporting unit [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Settlement payment on termination of operating lease agreements	$ 151,350
Carrying value of security deposits written off	43,796
Loss on lease termination	$ 13,419
Principal repayments of loans		12,481
Interest repayments of loans		$ 118
Interest rate		4.50%
Interest expense on long-term debt		$ 18,526	19,713
Repayments of long-term debt		$ 45,551	$ 45,551
Oregon reporting unit [Member] | Minimum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Interest rate		5.60%
Oregon reporting unit [Member] | Maximum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Interest rate		19.90%